First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
October 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 50.0%
	Biotechnology – 4.6%
32,173	Cellular Biomedicine Group, Inc. (a)	$579,436
	Communications Equipment – 2.8%
5,282	Acacia Communications, Inc. (a) (b)	357,803
	Electronic Equipment, Instruments & Components – 1.4%
25,949	Fitbit, Inc., Class A (a) (b)	182,681
	Health Care Equipment & Supplies – 7.1%
3,231	Varian Medical Systems, Inc. (a)	558,317
11,126	Wright Medical Group N.V. (a)	340,344
		898,661
	Health Care Technology – 7.0%
6,966	Livongo Health, Inc. (a) (c)	889,070
	Insurance – 9.3%
8,230	National General Holdings Corp.	279,573
4,956	Willis Towers Watson PLC (b)	904,371
		1,183,944
	Interactive Media & Services – 3.8%
30,114	Bitauto Holdings Ltd., ADR (a)	480,017
	IT Services – 3.0%
7,449	Virtusa Corp. (a)	374,685
	Specialty Retail – 7.3%
76,742	Hudson Ltd., Class A (a) (b)	586,309
2,644	Tiffany & Co. (b)	345,941
		932,250
	Thrifts & Mortgage Finance – 1.9%
7,341	Standard AVB Financial Corp.	240,932
	Trading Companies & Distributors – 1.8%
5,906	BMC Stock Holdings, Inc. (a)	233,818
	Total Common Stocks	6,353,297
	(Cost $6,471,832)
REAL ESTATE INVESTMENT TRUSTS – 6.0%
	Equity Real Estate Investment Trusts – 6.0%
43,941	Jernigan Capital, Inc.	759,740
	(Cost $760,399)
Shares	Description	Value
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 3.6%
	Capital Markets – 3.6%
62,358	MVC Capital, Inc.	$455,213
	(Cost $511,424)
	Total Investments – 59.6%	7,568,250
	(Cost $7,743,655) (d)
COMMON STOCKS SOLD SHORT – (16.0)%
	Building Products – (1.9)%
(7,816)	Builders FirstSource, Inc. (a)	(236,825)
	Capital Markets – (0.0)%
(1)	Charles Schwab (The) Corp.	(41)
(6)	Morgan Stanley	(289)
		(330)
	Electrical Equipment – (0.0)%
(24)	Sunrun, Inc. (a)	(1,249)
	Health Care Technology – (6.4)%
(4,133)	Teladoc Health, Inc. (a)	(811,969)
	Insurance – (7.7)%
(5,334)	Aon PLC, Class A	(981,509)
	Oil, Gas & Consumable Fuels – (0.0)%
(30)	Chevron Corp.	(2,085)
	Total Common Stocks Sold Short	(2,033,967)
	(Proceeds $2,166,922)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES SOLD SHORT - (3.5)%
	Capital Markets – (3.5)%
(58,329)	Barings BDC, Inc.	(438,051)
	(Proceeds $486,743)
	Total Investments Sold Short – (19.5)%	(2,472,018)
	(Proceeds $2,653,665)
	Net Other Assets and Liabilities – 59.9%	7,599,729
	Net Assets – 100.0%	$12,695,961

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At October 31, 2020, securities noted as such are valued at $889,070 or 7.0% of net assets.

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $234,936 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $228,694. The net unrealized appreciation was $6,242. The amounts presented are inclusive of investments sold short.

ADR	American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 10/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Health Care Technology	$ 889,070	$ —	$ 889,070	$ —
Other industry categories*	5,464,227	5,464,227	—	—
Real Estate Investment Trusts*	759,740	759,740	—	—
Common Stocks - Business Development Companies*	455,213	455,213	—	—
Total Investments	$ 7,568,250	$ 6,679,180	$ 889,070	$—

LIABILITIES TABLE
	Total Value at 10/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (2,033,967)	$ (2,033,967)	$ —	$ —
Common Stocks - Business Development Companies Sold Short*	(438,051)	(438,051)	—	—
Total	$ (2,472,018)	$ (2,472,018)	$—	$—

*	See Portfolio of Investments for industry breakout.